Employee Benefit Plan, Contingency	12 Months Ended
Dec. 31, 2025
EBP 001
Plan Termination [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan's provisions to terminate the Plan at its sole discretion. Upon such termination, the net assets of the Plan will be distributed or sold exclusively for the benefit of the participants (or their beneficiaries). Participants will also become 100% vested in their employer contributions.